ACCOUNTS RECEIVABLE, NET (Details - Aging of doubtful accounts) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 15,267	$ 4,656
Maturity Less than 30 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	5,933	4,526
Maturity 31 To 60 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	3,543	74
Maturity 61 To 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	2,049	52
Maturity Greater than 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 3,742	$ 4